Entity Wide Information and Disagregated Revenues (Details) - Schedule of Net Revenues - USD ($) $ in Thousands		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2023 [2]	Sep. 30, 2022		Sep. 30, 2023 [2]	Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Customer A [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Net Revenues [Line Items]
Percentage revenues	[1]							33.00%		22.00%
Revenues net		$ 20	$ 535	[2]	$ 920	$ 2,180	[2]	$ 3,021	[1]	$ 1,887	[1]
Customer B [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Net Revenues [Line Items]
Percentage revenues								16.00%		19.00%
Revenues net		201	58		510	1,089		$ 1,475		$ 1,663
Customer C [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Net Revenues [Line Items]
Percentage revenues								11.00%		10.00%
Revenues net		$ 20	$ 146		$ 469	$ 785		$ 1,009		$ 835

[1]	Included in Europe, the Middle East and Africa.
[2]	Included in Europe, the Middle East and Africa.